Fair Value of Financial Instruments - Summary of Financial Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Recurring - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Level 3 Liabilities		$ 32,971		$ 15,572
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Level 3 Liabilities	$ 76,971	32,971	$ 18,438	15,572	$ 3,992
Business Acquisitions Contingent Consideration Current [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Level 3 Liabilities	49,170	8,614
Business Acquisitions Contingent Consideration Long Term [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Level 3 Liabilities	9,742	379
Contingent Put Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Level 3 Liabilities		7,100
Contingent Put Option | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Level 3 Liabilities		7,100
Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Level 3 Liabilities		16,878		12,818
Warrants | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Level 3 Liabilities		16,878		12,818
Conversion Option [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Level 3 Liabilities	$ 18,059
Business Acquisitions Contingent Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Level 3 Liabilities		8,993		2,754
Business Acquisitions Contingent Liabilities [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Level 3 Liabilities		$ 8,993		$ 2,754